UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                    Fiduciary/Claymore MLP Opportunity Fund
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                            -------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2011 - June 30, 2012
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1: Proxy Voting Record.

Registrant : 811-21652

Fund Name : Fiduciary / Claymore MLP Opportunity Fund


________________________________________________________________________________
BUCKEYE PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
BPL        CUSIP 118230101          06/05/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            PIETER BAKKER

1.2        Election of Directors -  MGMT       For        For        For
            C. SCOTT HOBBS

1.3        Election of Directors -  MGMT       For        For        For
            MARK C. MCKINLEY

2          Ratify Appointment of    MGMT       For        For        For
            Independent Auditors


________________________________________________________________________________
COPANO ENERGY, L.L.C.
Ticker     Security ID:             Meeting Date          Meeting Status
CPNO       CUSIP 217202100          05/17/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            JAMES G. CRUMP

1.2        Election of Directors -  MGMT       For        For        For
            ERNIE L. DANNER

1.3        Election of Directors -  MGMT       For        For        For
            SCOTT A. GRIFFITHS

1.4        Election of Directors -  MGMT       For        For        For
            MICHAEL L. JOHNSON

1.5        Election of Directors -  MGMT       For        For        For
            MICHAEL G. MACDOUGALL

1.6        Election of Directors -  MGMT       For        For        For
            R. BRUCE NORTHCUTT

1.7        Election of Directors -  MGMT       For        For        For
            T. WILLIAM PORTER

1.8        Election of Directors -  MGMT       For        For        For
            WILLIAM L. THACKER

2          Ratify Appointment of    MGMT       For        For        For
            Independent Auditors


________________________________________________________________________________
HOLLY ENERGY PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
HEP        CUSIP 435763107          04/25/2012            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amend Stock              MGMT       For        For        For
            Compensation Plan

2          Approve Motion to        MGMT       For        For        For
            Adjourn Meeting


________________________________________________________________________________
MAGELLAN MIDSTREAM PARTNERS,L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
MMP        CUSIP 559080106          04/24/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            ROBERT G. CROYLE

1.2        Election of Directors -  MGMT       For        For        For
            BARRY R. PEARL

2          14A Executive            MGMT       For        For        For
            Compensation

3          Ratify Appointment of    MGMT       For        For        For
            Independent Auditors

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------


By:     /s/ Donald C. Cacciapaglia
   ------------------------------------
Name:   Donald C. Cacciapaglia
Title:  Chief Executive Officer
Date:   August 8, 2012